As filed with the Securities and Exchange Commission on June 27, 2005.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                                                            ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
                                                            ----
         Pre-Effective Amendment No. __                    /____/
                                                            ----
         Post-Effective Amendment No. _1__                 /____/

                        (Check appropriate box or boxes)

                             JOHN HANCOCK WORLD FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

                                 (617) 375-1513
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                            Alfred P. Ouellette, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-123440 and 811-4932).

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                           JOHN HANCOCK WORLD FUND

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-123440 and 811-4932, dated March 18, 2005, are incorporated by reference in their entirety herein.

WILMER CUTLER PICKERING
HALE AND DORR


June 10, 2005

John Hancock World Fund, on behalf of
John Hancock Health Sciences Fund
101 Huntington Avenue
Boston, Massachusetts 02199

John Hancock World Fund, on behalf of
John Hancock Biotechnology Fund
101 Huntington Avenue
Boston, Massachusetts 02199

Ladies and Gentlemen:

This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of April 1, 2005 by and between John Hancock World Fund, a Massachusetts business trust, on behalf of its series, John Hancock Health Sciences Fund ("Acquiring Fund"), and John Hancock World Fund on behalf of its series, John Hancock Biotechnology Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the Acquired Fund Liabilities, as defined in the Agreement (the "Acquired Fund Liabilities") and (ii) the issuance of Class A shares, Class B shares, and Class C shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated March 1, 2005, as supplemented on April 1, 2005 and May 1, 2005; (ii) the statement of additional information for Acquiring Fund dated March 1, 2005 as revised May 16, 2005; (iii) the prospectus for Acquired Fund dated March 1, 2005, as supplemented on March 9, 2005 and April 1, 2005; (iv) the statement of additional information for Acquired Fund dated March 1, 2005 as supplemented May 1, 2005; (v) the Notice of Joint Special Meeting of Shareholders Scheduled for June 8, 2005 and the accompanying proxy statement and prospectus on Form N-14; (vi) the Agreement; (vii) the tax representation certificates delivered pursuant to the Agreement and relevant to this opinion (the "Representation Certificates"); and (viii) such other documents as we deemed necessary or relevant to our analysis.

In our examination of documents, we have assumed, with your permission, the authenticity of original documents, the accuracy of copies, the genuineness of signatures, the legal capacity of signatories, and the proper execution of the

John Hancock Health Sciences Fund
John Hancock Biotechnology Fund
June 10, 2005
Page 2

documents. We have further assumed, with your permission, that (i) all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions; (ii) all representations contained in the Agreement, as well as those representations contained in the Representation Certificates are, on the date hereof, and will be, at the consummation of the Transaction, true and complete; (iii) any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification; and (iv) as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently any of the above assumptions or representations, but in the course of our representation, nothing has come to our attention that would cause us to question the accuracy thereof.

The conclusions expressed herein represent our judgment at to the proper treatment of the Transaction under the income tax laws of the United States based upon the relevant provisions of the Code, the Treasury Regulations promulgated thereunder, and interpretations of the foregoing as expressed in court decisions, rulings and other pronouncements of the Internal Revenue Service (the "IRS"), and other administrative determinations, all as in effect on the date of this opinion. We cannot give any assurance that such laws will not be amended or otherwise changed after the consummation of the Transaction or that any such changes will not affect the conclusions expressed herein. We undertake no obligation to update or supplement this opinion to reflect any changes in law that may occur.

Our opinion represents our best judgment of how a court would decide if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or rejected by a court.

This opinion is limited to the specific United States federal income tax consequences of the Transaction set forth below. It does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, use, or other tax consequences that may result from the Transaction or any other transaction, including any transaction undertaken in connection with the Transaction. This opinion may not apply to certain classes of taxpayers, including without limitation shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction.

On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of the assets of Acquired Fund solely in

John Hancock Health Sciences Fund
John Hancock Biotechnology Fund
June 10, 2005
Page 3

exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

As indicated above, our opinion is based solely on the documents that we have examined, including without limitation the Representation Certificates, and the assumptions described herein. If any of the facts or representations contained in such documents is, or later becomes, inaccurate in any material respect, or if any of the assumptions we have made is, or later becomes, unfounded in any material respect, our opinion may be adversely affected and may not be relied upon.

This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.6 of the Agreement. This opinion is intended solely for the benefit of you and the shareholders of the Acquired Fund and it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity, without our prior written consent.



Very truly yours,

WILMER CUTLER PICKERING
HALE AND DORR LLP



By:  /S/Roger M. Ritt
     ----------------
     Roger M. Ritt, Partner

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective Amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 28th day of June, 2005.

                                       JOHN HANCOCK WORLD FUND

                                       By:             *
                                           -----------------------------
                                           James A. Shepherdson
                                           President and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933, this
Registration has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                             Title                                  Date
        ---------                             -----                                  ----

             *                          Trustee, President and                       June 28, 2005
-----------------------                 Chief Executive Officer
James A. Shepherdson


/s/William H. King                       Vice President and Treasurer
-----------------------                 (Chief Accounting Officer)
William H. King

             *                          Trustee
-----------------------
James F. Carlin

             *                          Trustee
-----------------------
Richard P. Chapman, Jr.

             *                          Trustee
-----------------------
William H. Cunningham

             *                          Trustee
-----------------------
Ronald R. Dion

             *                          Chairman and Trustee
-----------------------
Charles L. Ladner

             *                          Trustee
-----------------------
Dr. John A. Moore

             *                          Trustee
-----------------------
Patti McGill Peterson

             *                          Trustee
-----------------------
Steven R. Pruchansky

             *                          Trustee
-----------------------
Norman H. Smith




*By: /s/Alfred P. Ouellette                                                          June 28, 2005
    -------------------
     Alfred P. Ouellette
     Attorney-in-Fact under
     Powers of Attorney dated
     January 1, 2005


John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY

         The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                                             /s/Charles L. Ladner
-------------------------------------------------------------  ------------------------------------------------------
James F. Carlin                                                Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                                    /s/John A. Moore
-------------------------------------------------------------  ------------------------------------------------------
Richard P. Chapman, Jr.                                        John A. Moore

/s/ William J. Cosgrove                                        /s/Patti McGill Peterson
-------------------------------------------------------------  ------------------------------------------------------
William J. Cosgrove                                            Patti McGill Peterson

/s/William H. Cunningham                                       /s/Steven R. Pruchansky
-------------------------------------------------------------  ------------------------------------------------------
William H. Cunningham                                          Steven R. Pruchansky

/s/Ronald R. Dion                                              /s/James A. Shepherdson
-------------------------------------------------------------  ------------------------------------------------------
Ronald R. Dion                                                 James A. Shepherdson

                                                               /s/Norman H. Smith
                                                               ------------------------------------------------------
                                                               Norman H. Smith
